Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax expense
U.S. federal	$ 2,387	$ 443	$ 180
U.S. state and local	210	340	786
Non-U.S.	561	513	513
Total current expense	3,158	1,296	1,479
Deferred income tax expense (benefit)
U.S. federal	1,964	953	1,575
U.S. state and local	515	136	(160)
Non-U.S.	597	58	1,300
Deferred Income Tax Expense (Benefit)	3,076	1,147	2,715
Total income tax expense	$ 6,234	$ 2,443	$ 4,194